UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Jennifer L. Butler

The American Funds Tax-Exempt Series I

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Tax-Exempt Fund of Maryland® Investment portfolio April 30, 2014 unaudited

Bonds, notes & other debt instruments 93.13%
Maryland 81.21%	Principal amount	Value
State issuers 45.01%	(000)	(000)

Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
Series 2007-A, AMT, 4.85% 2037	$1,300	$1,308
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	470	485
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2014-B, AMT, 3.25% 2044	2,350	2,463
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series I, AMT, 6.00% 2041	245	251
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds,
Series D, AMT, 4.65% 2022	1,000	1,032
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Housing Rev. Bonds,
Series 2011-B, 4.00% 2027	1,195	1,261
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,050
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,327
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	750
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	264
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.80% 2038	3,000	3,144
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.875% 2043	950	991
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,064
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,043
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project),
Series 2011, 5.00% 2018	3,000	3,417
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2003, 5.375% 2033	2,200	2,175
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,010	1,086
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,023
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,960
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	270
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	425
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	372
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	691
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	335
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	166
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and
Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	246
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,320
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	$3,000	$3,560
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	2,000	2,347
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,636
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,360
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking
Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	880
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue),
Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,051
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue),
Series 2012-D, 0.932% 2038 (put 2017)[1]	1,000	1,004
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,023
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,534
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue),
Series 2012-A, 5.00% 2037	1,500	1,577
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue),
Series 2008-A, 5.00% 2018	2,000	2,329
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	782
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,227
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	493
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008,
Assured Guaranty insured, 4.75% 2038	1,000	1,015
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008,
Assured Guaranty insured, 5.00% 2020	2,710	2,930
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008,
Assured Guaranty insured, 5.00% 2028	1,000	1,039
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	2,000	2,032
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2016	1,200	1,309
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2021	1,000	1,056
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue),
Series 2006, 5.00% 2036	1,750	1,803
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2006-A, 5.00% 2036	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2034	1,000	1,043
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.25% 2024	1,240	1,360
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2033	1,595	1,644
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2038	1,000	1,025
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 4.00% 2034	1,000	992
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2021	800	926
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue),
Series 2012, 5.00% 2027	400	443
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue),
Series 2010, 6.125% 2030	1,750	1,922
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	1,006
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	1,500	1,504
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012-A, 4.00% 2038	$1,000	$ 890
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue),
Series 2012-A, 4.25% 2032	1,000	985
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,061
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.00% 2014 (escrowed to maturity)	1,950	1,966
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,009
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2029	1,000	1,070
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2047	1,000	1,034
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,013
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,874
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,016
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,556
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,102
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,644
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,269
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,579
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,769
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,151
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,301
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood
Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,279
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood
Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,106
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood
Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,675
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,784
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	3,000	3,476
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,175
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal
insured, 5.00% 2021	3,000	3,373
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,769
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,582
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,169
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,166
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,079
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	1,480	1,543
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,874
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,421
		142,589
City & county issuers 36.20%

City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	2,044
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034 (preref. 2015)	1,930	2,016
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034 (preref. 2015)	1,357	1,390
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2022	500	580

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2023	$ 225	$ 261
Anne Arundel County, Consolidated Special Taxing Dist. Ref. Bonds (Villages of Dorchester and
Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,090
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,204
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,224
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,418
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,381
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	1,500	1,657
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033 (preref. 2016)	700	766
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020 (preref. 2016)	1,000	1,106
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,718
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,034
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2018	1,000	1,068
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2019	1,000	1,058
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A,
XLCA insured, 5.25% 2023	1,000	1,038
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,678
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A,
FGIC insured, 5.00% 2024	2,275	2,622
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	1,000	1,083
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A,
FGIC-National insured, 6.00% 2015	560	578
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,250
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement
Bonds of 2009, Series B, 4.25% 2028	1,000	1,068
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,333
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,164
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,677
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,211
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,017
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,503
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,922
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,000	1,059
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	1,500	1,583
Howard County Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,459
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,448
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,697
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2004-A, 4.65% 2030	2,670	2,674
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.55% 2027	2,000	2,033
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.625% 2032	765	770
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds,
Series 2007-A, AMT, 4.70% 2037	1,350	1,353
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds,
Series 2013-A, 4.00% 2031	3,750	4,043
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds,
Series 2012-A, 5.00% 2043	980	1,091
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
Series 2007-D, AMT, 5.50% 2038	290	294
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	$1,000	$ 1,131
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,497
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,390
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,667
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,646
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	1,000	1,066
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,570	1,573
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	685	687
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2004-A, RADIAN insured, 6.70% 2027	1,500	1,504
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021 (preref. 2017)	2,000	2,277
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,075
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,051	1,063
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	5,500	5,526
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.50% 2017	725	769
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.60% 2021	1,660	1,722
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,545	1,582
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2026	1,000	1,042
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2032	1,150	1,183
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,563	3,564
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037[2]	1,775	645
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public
Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,617
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds
of 1997, 5.75% 2017	1,510	1,746
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply
Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,053
		114,688
District of Columbia 1.45%

Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,299
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,292
		4,591
Guam 2.86%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,250	1,351
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	500	568
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	600	625
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	552
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,690
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	864
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	1,044
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	522
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,847
		9,063
Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico 7.10%	(000)	(000)

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	$2,690	$ 1,806
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,250	874
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	870	572
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	500	324
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	1,000	589
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	750	466
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.676% 2029[1]	1,500	1,024
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg Auth., Higher Education Rev.
and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	275	250
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	500	453
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	812
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,050	1,062
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,095	888
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	250	201
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,300	2,304
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	59
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,232
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	1,000	927
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	619
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	399
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,000	2,207
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2037	375	284
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,260	901
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	1,000	710
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	387
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	1,000	819
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	400	316
		22,485
Virgin Islands 0.51%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	561
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2013-A, 5.00% 2018	500	561
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	500	509

		1,631
Total bonds, notes & other debt instruments (cost: $285,859,000)		295,047
Short-term securities 5.62%

Econ. Dev. Corp., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Project), Series 2008-A, 0.09% 2043[1]	500	500
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.07% 2026[1]	210	210
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.08% 2026[1]	4,375	4,375
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2007-A, Wachovia LOC, 0.14% 2034[1]	1,050	1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue),
Series 2008-D, TD Bank LOC, 0.07% 2041[1]	6,370	6,370

	Principal amount	Value
Short-term securities	(000)	(000)

Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B,
JPMorgan Chase LOC, 0.09% 2035[1]	$5,300	$ 5,300
Total short-term securities (cost: $17,805,000)		17,805
Total investment securities (cost: $303,664,000)		312,852
Other assets less liabilities		3,966
Net assets		$316,818

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

2 Scheduled interest and/or principal payment was not received.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 13,309
Gross unrealized depreciation on investment securities	(4,261)
Net unrealized appreciation on investment securities	9,048
Cost of investment securities for federal income tax purposes	303,804

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

The Tax-Exempt Fund of Virginia® Investment portfolio April 30, 2014 unaudited

Bonds, notes & other debt instruments 92.66%
Virginia 76.66%	Principal amount	Value
State issuers 27.79%	(000)	(000)

Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project),
Series 2009, 5.00% 2021	$1,000	$1,199
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2009-A, 5.00% 2029	1,000	1,133
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2012-A, 5.00% 2023	2,000	2,388
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs),
Series 2009-E-2, 5.00% 2023	3,000	3,635
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,233
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2016	680	753
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2020	990	1,144
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2028	2,480	2,791
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2016 (escrowed to maturity)	5	6
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2020 (preref. 2018)	10	12
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2009-A, 5.00% 2028 (preref. 2018)	20	23
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.375% 2021	1,000	1,165
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project),
Series 2001, 5.75% 2034	1,000	1,303
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,109
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,485
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-A, 5.00% 2027	1,000	1,156
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2023	1,545	1,857
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes,
Series 2012-B, 5.00% 2024	1,000	1,187
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	1,500	1,731
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,400
G.O. Bonds, Series 2006-B, 5.00% 2014	1,875	1,883
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,291
G.O. Bonds, Series 2006-B, 5.00% 2014 (escrowed to maturity)	125	126
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,025
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway
Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,004
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT,
Assured Guaranty Municipal insured, 5.25% 2020 (preref. 2015)	1,000	1,059
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,064
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	$ 765	$ 765
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,070
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,206
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,046
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,061
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,342
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,289
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018 (preref. 2015)	15	16
Public School Auth., School Fncg. Bonds (1997 Resolution), Series D, 5.00% 2018 (preref. 2015)	1,985	2,104
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,223
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,155
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,146
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,146
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,182
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	930
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,176
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,342
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022	1,000	1,179
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021 (preref. 2017)	2,610	2,967
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023 (preref. 2017)	2,500	2,842
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,700
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,031
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,739
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,705
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	50	50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,135
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,415	1,643
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020	830	956
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023	2,110	2,418
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,295
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,329
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,772
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	970	1,098
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,103
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,191
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,162
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027 (preref. 2018)	30	35
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	35	42
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2020 (preref. 2018)	25	29
Resources Auth., Infrastructure Rev. Bonds, Series 2008-B, 5.00% 2023 (preref. 2018)	60	70
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,136
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project),
Series 2012, AMT, 5.50% 2042	5,000	5,225
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.50% 2026 (preref. 2014)	2,085	2,163
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds,
Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,119
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	5,255	3,769
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,344
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,150
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,144
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,078
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A,
Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,168
Bonds, notes & other debt instruments
	Principal amount	Value
State issuers (continued)	(000)	(000)

Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2023 (preref. 2015)	$2,015	$ 2,129
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2026	1,000	1,117
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,310
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,422
		126,126
City & county issuers 48.87%

Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. Ref. Bonds (Albemarle County Project),
Series 2011, 5.00% 2022	2,955	3,473
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	2,005
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	1,005
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002, AMT, 0.625% 2027 (put 2014)	1,000	1,000
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 1.875% 2027 (put 2015)	1,000	1,012
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc.
Project), Series 2003-A, AMT, 0.85% 2023 (put 2014)	500	500
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,679
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,238
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	1,949
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	2,660	2,937
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 4.25% 2024	415	437
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington
Health System), Series 2010, 5.00% 2031	6,355	6,810
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	585	688
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	709
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.),
Series 2007, 5.00% 2027	1,000	1,039
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	1,525	1,548
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,185
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,076
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C,
Assured Guaranty insured, 5.00% 2042	2,500	2,640
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center
Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,025	1,115
Econ. Dev. Auth. of Henrico County, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2,
Assured Guaranty insured, 5.25% 2042	2,000	2,148
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,103
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,697
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration
Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,713
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project),
Series 2006, 5.00% 2024 (preref. 2016)	3,795	4,154
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated),
Series 2007, 5.125% 2037	2,000	2,048
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	2,000	2,052

Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	$2,500	$2,541
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2024	1,500	1,693
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2036	1,250	1,328
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2012, 5.00% 2037	2,000	2,141
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project),
Series 2012-A, 5.00% 2035	1,000	1,093
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.25% 2026	1,000	1,107
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-A, 5.50% 2035	3,000	3,298
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project),
Series 2009-C, 5.00% 2025	1,500	1,662
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.25% 2019	2,500	2,847
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,143
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project),
Series 2007, AMT, 4.75% 2038	3,775	3,786
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,499
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,174
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,193
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,919
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,128
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,169
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (Mary Washington
Healthcare Obligated Group), Series 2014, 5.00% 2031	1,000	1,057
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System
Obligated Group), Series 2007, 5.00% 2015	1,500	1,557
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group),
Series 2006, 5.25% 2025	1,000	1,028
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,366	1,937
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,851
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	613
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,345
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,134
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,211
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 4.00% 2022	1,145	1,105
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2047	985	896
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital),
Series 2006, AMBAC insured, 4.00% 2018	1,170	1,239
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare),
Series 2012-B, 5.00% 2036	1,865	2,040
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare),
Series 2012-B, 5.00% 2043	1,500	1,621
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,993
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds
(Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,043
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	588
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	$1,630	$1,885
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	589
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury
of Richmond), Series 2006, 5.00% 2027	1,000	1,021
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury
of Richmond), Series 2006, 5.00% 2035	1,850	1,888
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,082
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	912
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025 (preref. 2016)	2,945	3,215
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,162
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	1,162
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024	1,000	1,208
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	288	288
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006,
Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,095
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds
(Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	1,250	1,267
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. Ref. Bonds
(Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	756
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 2012, 4.25% 2026	1,000	946
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-A, 6.00% 2024	2,000	2,010
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	551
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	1,000	1,180
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,171
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	503
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,124
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,282
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,241
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2020	1,755	1,967
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects),
Series 2008, 5.00% 2029	1,155	1,270
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,402
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,179	1,413
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,245
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,262
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024 (preref. 2016)	1,085	1,194
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,420
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,049
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	2,089
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,115
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects),
Series 2007, AMBAC insured, 5.00% 2020	1,110	1,202
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2024	850	969
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2025	900	1,019
Industrial Dev. Auth. of the County of Prince William, Health Care Facs. Rev. and Rev. Ref. Bonds
(Novant Health Obligated Group - Prince William Hospital), Series 2013-B, 5.00% 2046	1,000	1,047
Bonds, notes & other debt instruments
	Principal amount	Value
City & county issuers (continued)	(000)	(000)

Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University
Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	$3,400	$ 3,613
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,511
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds
(Reynolds Crossing Project), Series 2007, 5.10% 2021	917	930
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,139
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	544
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,144
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,932
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	1,000	1,173
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,260
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2023	1,460	1,672
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2032	1,500	1,643
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020	985	1,142
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038	985	1,041
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	18
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	18
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,157
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,813
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC insured, 5.125% 2018	1,805	1,980
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,117
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,110
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance),
Series 2009-C, 7.75% 2038	2,000	2,317
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	2,369	2,395
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2022	1,215	1,321
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2023	1,275	1,386
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group),
Series 2009-E, 5.625% 2044	1,300	1,407
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group),
Series 2007, 5.00% 2026	1,250	1,349
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,020
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,006
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	1,004
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and
Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,065
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project),
Series 2009-A, 4.05% 2033 (put 2014)	6,400	6,416
		221,783
Bonds, notes & other debt instruments
	Principal amount	Value
District of Columbia 6.49%	(000)	(000)

Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds,
Series 2010-A, 0% 2037	$4,000	$ 1,002
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital
Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,723
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	4,000	4,182
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.25% 2044	3,000	3,159
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,299
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,146
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT,
AMBAC insured, 5.00% 2020	1,000	1,120
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	2,016
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,923
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT,
National insured, 5.00% 2019	1,000	1,018
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT,
National insured, 5.25% 2017	1,000	1,066
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,045
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C,
FGIC-National insured, 5.00% 2023	1,965	2,161
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,121
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,377
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,088
		29,446
Guam 2.95%

A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,750	1,892
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	1,500	1,705
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,600	1,667
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	552
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,690
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	869
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	522
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,097
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	1,000	1,025
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	2,250	2,375
		13,394
Puerto Rico 5.86%

Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	1,897
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	1,000	771
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	726
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2033	500	338
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,900	1,276
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	1,250	874
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	870	572
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	750	486
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	1,750	1,030
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	1,000	621
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg Auth., Higher Education Rev.
and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	275	250
Bonds, notes & other debt instruments
	Principal amount	Value
Puerto Rico (continued)	(000)	(000)

Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	$ 750	$ 679
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	812
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,225	1,239
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	250	225
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,100	892
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev.
and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	500	402
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,950	2,956
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,823
Public Improvement Ref. Bonds (G.O. Bonds), Series 2014-A, 8.00% 2035	1,000	927
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 6.00% 2042	500	399
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	3,000	2,207
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,465	1,826
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	1,000	710
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.00% 2046	500	387
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-C, 5.25% 2040	950	778
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,900	1,501
		26,604
Virgin Islands 0.70%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	561
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2013-A, 5.00% 2018	500	562
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017 (preref. 2014)	750	766
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018 (preref. 2014)	500	510
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	750	763

		3,162
Total bonds, notes & other debt instruments (cost: $405,104,000)		420,515

Short-term securities 6.84%

Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue),
Series 2003-A, 0.06% 2038[2]	5,000	5,000
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.09% 2035[2]	1,100	1,100
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project),
Series 2006, 0.08% 2036[2]	13,800	13,800
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.08% 2026[2]	2,200	2,200
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-C, 0.08% 2026[2]	6,715	6,715
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, Bank of America LOC, 0.11% 2030[2]	1,840	1,840
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project),
Series 1987-D, 0.08% 2016[2]	400	400
Total short-term securities (cost: $31,055,000)		31,055

		Value
		(000)

Total investment securities (cost: $436,159,000)		$451,570
Other assets less liabilities		2,247
Net assets		$453,817

1 Step bond; coupon rate will increase at a later date.

2 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 22,405
Gross unrealized depreciation on investment securities	(6,858)
Net unrealized appreciation on investment securities	15,547
Cost of investment securities for federal income tax purposes	436,023

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

Valuation disclosures

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the funds as of the date the trades are executed with brokers.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the trust’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The trust’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The trust’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2014, all of the investment securities held by each fund were classified as Level 2.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-970-0614O-S37633

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: June 27, 2014

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 27, 2014